As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3445

THE MERGER FUND
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
(Address of principal executive offices) (Zip code)

Frederick W. Green
THE MERGER FUND
100 Summit Lake Drive
Valhalla, New York  10595
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-343-8959

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2009

Item 1. Schedule of Investments.

The Merger Fund
SCHEDULE OF INVESTMENTS
December 31, 2009
(Unaudited)

	Shares		Value
	COMMON STOCKS - 73.08%
		ACQUISITION CORPORATIONS - 1.93%
	1,074,900	Liberty Acquisition Holdings Corp. (a)	$10,394,283
	871,296	Pearl Group Ltd. (a)(g)	9,295,513
	2,394,600	Sapphire Industrials Corp. (a)	24,041,784
			43,731,580
		ASSET MANAGEMENT & CUSTODY BANKS - 0.76%
	2,017,132	KKR Co. (a)(g)	17,145,622
		CABLE & SATELLITE TV - 0.68%
	961,700	Comcast Corporation Special Class A	15,396,817
	849	DirecTV Group Inc. Class A (a)	28,314
			15,425,131
		COMMODITY CHEMICALS - 1.85%
	10,472,600	Mitsubishi Rayon Co., Ltd. (e)(g)	41,942,125
		COMMUNICATIONS EQUIPMENT - 1.30%
	2,736,242	3Com Corporation (a)	20,521,815
	1,159,730	Brocade Communications Systems, Inc. (a)	8,848,740
			29,370,555
		COMPUTER HARDWARE - 2.35%
	5,689,000	Sun Microsystems, Inc. (a)	53,305,930
		DATA PROCESSING & OUTSOURCED SERVICES - 2.32%
	881,300	Affiliated Computer Services, Inc. (a)	52,604,797
		DIVERSIFIED CHEMICALS - 0.40%
	804,358	Huntsman Corporation	9,081,202
		DIVERSIFIED METALS & MINING - 2.03%
	484,876	BHP Billiton plc - ADR (g)	30,959,333
	192,800	Hillgrove Resources Ltd. (g)	73,602
	69,600	Rio Tinto plc - ADR (g)	14,991,144
			46,024,079
		ELECTRICAL COMPONENTS & EQUIPMENT - 1.03%
	1,114,516	Sunpower Corp. Class B (a)	23,349,110
		FERTILIZERS & AGRICULTURAL CHEMICALS - 4.90%
	594,600	CF Industries Holdings Inc. (c)	53,977,788
	367,891	Nufarm Limited (g)	3,598,675
	1,663,000	Terra Industries Inc. (d)	53,531,970
			111,108,433
		FOOD PRODUCTS - 0.00%
	1	Viterra Inc. (a)(g)	10
		HEALTH CARE SUPPLIES - 2.36%
	325,700	Alcon Inc. - ADR (g)	53,528,795
		HEALTH CARE TECHNOLOGY - 1.01%
	1,083,300	IMS Health Inc.	22,814,298
		HIGHWAY & RAILTRACKS - 0.01%
	2,227	Societe des Autoroutes PRR (g)	170,608
		HOUSEHOLD APPLIANCES - 5.27%
	1,842,300	Black & Decker Corp. (b)	119,436,309
		HUMAN RESOURCES & EMPLOYMENT SERVICES - 2.21%
	3,641,900	MPS Group Inc. (a)	50,039,706
		INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.70%
	12,605,775	Infigen Energy (g)	15,795,717
		INTERNET SOFTWARE & SERVICES - 2.03%
	2,281,200	Switch & Data Facilities Co., Inc. (a)	46,103,052
		LIFE & HEALTH INSURANCE - 1.67%
	6,419,201	AXA Asia Pacific Holdings Ltd. (g)	37,825,128
		LIFE SCIENCES TOOLS & SERVICES - 2.09%
	920,033	Varian, Inc. (a)	47,418,501
		MOVIES & ENTERTAINMENT - 4.45%
	1,862,892	Marvel Entertainment, Inc. (a)(c)	100,745,199
		OIL & GAS EQUIPMENT & SERVICES - 3.76%
	4,586,150	BJ Services Company (c)	85,302,390
		OIL & GAS EXPLORATION & PRODUCTION - 8.77%
	171,289	Cenovus Energy Inc. (g)	4,316,483
	240,489	EnCana Corporation (g)	7,789,439
	1,144,200	Encore Acquisition Company (a)(d)	54,944,484
	2,828,900	XTO Energy Inc. (b)	131,628,717
			198,679,123
		PACKAGED FOODS & MEATS - 2.03%
	895,130	Cadbury plc - ADR (d)(g)	46,000,731
		RAILROADS - 8.42%
	1,934,903	Burlington Northern Santa Fe Corp. (b)	190,820,134
		SOFT DRINKS - 8.75%
	1,534,605	Fomento Economico Mexicano SAB de CV - ADR (e)(g)	73,476,887
	3,182,000	Pepsi Bottling Group Inc. (b)	119,325,000
	184,100	PepsiAmericas Inc. (b)	5,386,766
			198,188,653
		TOTAL COMMON STOCKS (Cost $1,607,333,555)	1,655,956,918
	CONVERTIBLE PREFERRED STOCKS - 5.63%
	8,545,200	Bank Of America Corporation, 10% (b)	127,494,384
		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $135,510,530)	127,494,384
	PREFERRED STOCKS - 0.00%
	300	KeyCorp Capital Preferred Series F	6,660
		TOTAL PREFERRED STOCKS (Cost $6,249)	6,660

	WARRANTS - 0.00%
	288	Pearl Group Ltd. (a)(g)	454
		TOTAL WARRANTS (Cost $0)	454

	Contracts (100 shares per contract)
	PURCHASED PUT OPTIONS - 0.19%
		The Blackstone Group, LP
	5,720	Expiration: January, 2010, Exercise Price: $15.00	1,086,800
	600	Expiration: January, 2010, Exercise Price: $17.50	262,800
		iShares MSCI Mexico Investable Market Index Fund
	1,771	Expiration: January, 2010, Exercise Price: $51.00	425,040
		Market Vectors Global Alternative Energy ETF
	6,504	Expiration: January, 2010, Exercise Price: $27.50	1,674,780
		Materials Select Sector SPDR Trust
	1,454	Expiration: January, 2010, Exercise Price: $33.00	87,240
		SPDR S&P 500 ETF Trust
	4,750	Expiration: January, 2010, Exercise Price: $112.00	793,250
		Technology Select Sector SPDR Fund
	1,883	Expiration: January, 2010, Exercise Price: $22.00	9,415
		The Walt Disney Company
	2,010	Expiration: January, 2010, Exercise Price: $15.00	5,025
	1,797	Expiration: January, 2010, Exercise Price: $17.50	4,492
	522	Expiration: January, 2010, Exercise Price: $20.00	1,305
	1,264	Expiration: January, 2010, Exercise Price: $21.00	3,160
	341	Expiration: January, 2010, Exercise Price: $24.00	853
	691	Expiration: January, 2010, Exercise Price: $25.00	1,727
		TOTAL PURCHASED PUT OPTIONS (Cost $6,712,284)	4,355,887

	PURCHASED CALL OPTIONS - 0.00%
		Sun Microsystems, Inc.
	1,250	Expiration: January, 2010, Exercise Price: $9.00	51,250
		TOTAL PURCHASED CALL OPTIONS (Cost $38,755)	51,250

	Principal
	Amount
	ESCROW NOTES - 0.08%
	$4,472,698	Price Communications Liquidating Trust (a)(f)	1,923,260
		TOTAL ESCROW NOTES (Cost $1,923,260)	1,923,260

	SHORT TERM INVESTMENTS - 12.52%
		MONEY MARKETS - 12.52%
	58,791,795	Fidelity Instiutional Prime Money Market Portfolio, 0.20% (e)	58,791,795
	75,000,000	First American Government Obligations Fund, 0.40% (c)	75,000,000
	75,000,000	First American Prime Obligations Fund, 0.15% (e)	75,000,000
	75,000,000	First American Treasury Obligations Fund, 0.38% (b)	75,000,000
			283,791,795
		TOTAL SHORT TERM INVESTMENTS (Cost $283,791,795)	283,791,795
		TOTAL INVESTMENTS (Cost $2,035,316,428) - 91.50% (h)	2,073,580,608

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open securities sold short.
(c)	All or a portion of the shares have been committed as collateral for written option contracts.
(d)	All or a portion of the shares have been committed as collateral for swap contracts.
(e)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts.
(f)	Fair-valued security.
(g)	Foreign security.
(h)	The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows*:

	Cost of investments	$ 2,045,976,770
	Gross unrealized appreciation	69,615,706
	Gross unrealized depreciation	(42,011,868)
	Net unrealized depreciation	$ 27,603,838

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent semi-annual or annual report.

(i)	Summary of Fair Value Exposure at December 31, 2009

Securities listed on the NASDAQ Global Market and the NASDAQ Global Select Market are valued at the NASDAQ Official Closing Price (“NOCP”). Other listed securities are valued at the last sale price on the exchange on which such securities are primarily traded or, in the case of options, at the last sale price.
Securities not listed on an exchange and securities for which there are no transactions are valued at the average of the closing bid and asked prices. When pricing options, if no sales are reported or if the last sale is outside the bid and asked parameters, the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices will be used. Securities for which there are no such valuations are valued at fair value as determined in good faith by management under the supervision of the Board of Trustees. The Adviser (as defined herein), reserves the right to value securities, including options, at prices other than last-sale prices, intrinsic value prices, or the average of closing bid and asked prices, when such prices are believed unrepresentative of fair market value as determined in good faith by the Adviser. When fair-value pricing is employed, the prices of securities used by the
Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective and variable nature of fair-value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. At
December 31, 2009, fair-valued long securities represented 0.09% of investments, at value. Investments in United States government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short-term investments are carried at amortized cost, which approximates market value.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of December 31, 2009. These assets and liabilities are measured on a recurring basis.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2009.

	Level 1	Level 2	Level 3	Total

Common Stock	$ 1,655,957,372	$ -	$ -	$ 1,655,957,372

Convertible Preferred Stocks	$ 127,494,384	-	-	127,494,384

Preferred Stocks	$ 6,660	-	-	6,660

Purchased Put Options	4,407,137	-	-	4,407,137

Escrow Notes	-	-	1,923,260	1,923,260

Short-Term Investments	283,791,795	-	-	283,791,795

Total Investments in Securities	$ 2,071,657,348	$ -	$ 1,923,260	$ 2,073,580,608

Securities Sold Short	$ 766,458,738	$ -	$ -	$ 766,458,738

Options Written	26,617,695	-	-	26,617,695

Swap Contracts *	-	(2,110,809)	-	(2,110,809)

Forward Currency Exchange Contracts *	-	4,051,572	-	4,051,572

	*Swap contracts and forward currency exchange contracts are valued at the unrealized appreciation (depreciation)
	on the instruments.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of September 30, 2009	$ 1,923,260
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases (sales)	-
Transfers in and/or out of Level 3	-
Balance as of December 31, 2009	$ 1,923,260

The Merger Fund
SCHEDULE OF SECURITIES SOLD SHORT
December 31, 2009
(Unaudited)

	Shares		Value
	181,302	Abertis Infraestructuras S.A. (a)	$4,085,708
	151,740	Atlantia S.p.A. (a)	3,969,860
	1,835,261	Baker Hughes Incorporated	74,291,365
	6,936,400	Bank of America Corporation	104,462,184
	8	Berkshire Hathaway, Inc. Class A	793,600
	484,951	BHP Billiton Ltd. - ADR (a)	37,137,548
	127,800	The Blackstone Group, LP	1,676,736
	961,600	Comcast Corporation Class A	16,212,576
	590,810	Denbury Resources Inc.	8,743,988
	19	Eldorado Gold Corporation (a)	269
	171,289	Energy Select Sector SPDR Fund	9,765,186
	353,756	Equinix Inc.	37,551,199
	2,008,309	Exxon Mobil Corp.	136,946,591
	386,562	Kraft Foods, Inc.	10,506,755
	313,120	National Australia Bank Ltd. (a)	7,706,496
	1,070,150	PepsiCo Inc.	65,065,120
	278,400	Rio Tinto Ltd. (a)	18,589,017
	2,349,085	Stanley Works	121,001,368
	1,114,516	Sunpower Corp. Class A	26,391,739
	1,388,130	The Walt Disney Company	44,767,193
	4,349,201	Xerox Corporation	36,794,240
		TOTAL SECURITIES SOLD SHORT (Proceeds $732,449,348)	$766,458,738

ADR - American Depository Receipt
(a) Foreign security.

The Merger Fund
SCHEDULE OF OPTIONS WRITTEN
December 31, 2009
(Unaduited)

	Contracts (100 shares per contract)		Value
	CALL OPTIONS
		Alcon Inc. - ADR
	467	Expiration: January, 2010, Exercise Price: $145.00	$948,010
	2,790	Expiration: January, 2010, Exercise Price: $155.00	2,999,250
		Bank of America Corporation
	16,088	Expiration: January, 2010, Exercise Price: $15.00	723,960
		Brocade Communications Systems, Inc.
	5,398	Expiration: January, 2010, Exercise Price: $7.50	188,930
		Cadbury plc - ADR
	5,046	Expiration: January, 2010, Exercise Price: $50.00	1,009,200
		CF Industries Holdings Inc.
	5,946	Expiration: January, 2010, Exercise Price: $75.00	9,573,060
		Encore Acquisition Company
	7,637	Expiration: January, 2010, Exercise Price: $45.00	2,520,210
		Fomento Economico Mexicano SAB de CV - ADR
	13,196	Expiration: January, 2010, Exercise Price: $45.00	4,354,680
		Huntsman Corporation
	2,401	Expiration: January, 2010, Exercise Price: $10.00	324,135
		Sun Microsystems, Inc.
	4,656	Expiration: January, 2010, Exercise Price: $10.00	2,328
		Terra Industries Inc.
	7,916	Expiration: January, 2010, Exercise Price: $30.00	2,137,320
	3,072	Expiration: January, 2010, Exercise Price: $31.00	645,120
	2,851	Expiration: January, 2010, Exercise Price: $36.00	1,126,145
	273	Expiration: January, 2010, Exercise Price: $38.00	63,472
			26,615,820
	PUT OPTIONS
		Sun Microsystems, Inc.
	1,250	Expiration: January, 2010, Exercise Price: $6.00	1,875
		TOTAL OPTIONS WRITTEN (Premiums received $27,984,299)	$26,617,695

ADR - American Depository Receipt

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have formed conclusions regarding the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)). Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund

By (Signature and Title)  /s/ Frederick W. Green
                                                  Frederick W. Green, President

Date        2/8/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Frederick W. Green
                                                     Frederick W. Green, President

Date        2/8/2010

By (Signature and Title)*  /s/ Bonnie L. Smith
                                                    Bonnie L. Smith, Treasurer

Date        2/4/2010

* Print the name and title of each signing officer under his or her signature.